Stock Based Compensation - Schedule of Stock Option Activity (10K) (Details)	12 Months Ended
Dec. 31, 2014 USD ($) $ / shares shares
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Number of options, outstanding at beginning of period | shares
Number of options, granted | shares	18,651,472
Number of options, expired | shares
Number of options, cancelled | shares	(6,201,472)
Number of options, outstanding at end of period | shares	12,450,000
Number of options, exercisable at end of period | shares
Weighted Average Exercise Price, outstanding at beginning of period
Weighted Average Exercise Price, granted	$ 0.23
Weighted Average Exercise Price, expired
Weighted Average Exercise Price, Cancelled	$ (0.50)
Weighted Average Exercise Price, outstanding at end of period	$ 0.10
Weighted Average Grant Date Fair Value per Share, Outstanding at beginning of period
Weighted Average Grant Date Fair Value per Share, Granted	$ 1.00
Weighted Average Grant Date Fair Value per Share, Expired
Weighted Average Grant Date Fair Value per Share, Cancelled	$ (2.88)
Weighted Average Grant Date Fair Value per Share, Outstanding at end of period	$ 0.01
Average Remaining Contractual Life, Granted	8 years
Average Remaining Contractual Life, Outstanding at end of period	8 years
Average Intrinsic Value beginning of period | $
Average Intrinsic Value end of period | $